Debt Financing (Details 2) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended				0 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended										6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Jun. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Aug. 20, 2010 Secured Debt Senior secured bonds item	Jun. 30, 2013 Secured Debt Senior secured bonds	Dec. 31, 2012 Secured Debt Senior secured bonds	Jun. 30, 2013 Secured Debt Senior secured bonds Minimum	Dec. 31, 2012 Secured Debt Senior secured bonds Minimum	Jun. 30, 2013 Secured Debt Senior secured bonds Maximum	Dec. 31, 2012 Secured Debt Senior secured bonds Maximum	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2013 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 19, 2012 Secured Debt Ex-Im Financings	Jun. 30, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item	Feb. 29, 2012 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility	Dec. 31, 2012 Secured Debt 2006 Credit Facility	Oct. 13, 2006 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Prior to March 30, 2013 Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt									$ 3,900,000,000							$ 1,350,000,000	$ 1,275,000,000	$ 1,275,000,000												$ 287,000,000
Interest rate on debt (as a percent)																6.50%	6.75%	7.125%													1.492%	1.492%
Number of aircraft designated as collateral									174																						2	2							54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes									2
Number of days' notice that the entity must provide for the redemption of notes												30 days	30 days	60 days	60 days
Prepayment penalty percentage												1.00%	1.00%																															1.00%
Amount outstanding	8,441,745,000		9,489,247,000	9,764,631,000	8,441,745,000		9,489,247,000	9,764,631,000												1,900,000,000
Interest rate at period end (as a percent)																						0.386%	0.498%	4.711%	4.711%
Variable rate basis																										LIBOR	LIBOR										LIBOR								LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																						2.15%							2.75%	2.75%	1.75%	1.75%
Net book value of the aircraft purchased					16,003,134,000		17,550,276,000			6,323,464,000	6,485,121,000								4,000,000,000	4,000,000,000																			2,400,000,000				2,400,000,000
Segregated security deposits, overhaul rentals and rental payments	435,913,000		695,388,000	414,807,000															421,400,000	405,400,000	414,800,000											287,000,000
Loan-to-value ratio (as a percent)																												50.00%	50.00%										65.00%
Initial maximum borrowing capacity																																				2,500,000,000			1,300,000,000
Maximum borrowing capacity																																									1,500,000,000	1,500,000,000
Facility fee (as a percent)																																		0.20%
Prepayment of remaining outstanding amount																																	456,900,000		456,900,000
Write off of unamortized deferred financing costs and deferred debt discount	17,695,000	22,934,000	22,934,000		17,700,000	22,900,000																											3,200,000
Number of subsidiaries entered into loan agreement																																							1
Advance rate as percentage of initial appraised value of the aircraft transferred to the SPEs																																							65.00%
Amount advanced to subsidiary borrower																			$ 1,700,000,000																						$ 1,300,000,000	$ 1,500,000,000